Business Combination - Schedule of Provisional Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Net assets acquired:
Cash	$ 1,000	$ 1,000
Accounts receivable	11,999	11,999
Contract assets		4,615
Inventories	27,706	27,706
Prepaid expenses and other current assets	2,219	2,219
Property and equipment	5,867	5,867
Operating lease right-of-use assets	2,506	2,506
Other noncurrent assets	541	541
Intangibles		18,100
Deferred revenue	(7,361)	(7,361)
Accounts payable	(5,270)	(5,270)
Accrued expenses and other current liabilities		(13,955)
Operating lease liabilities	2,963	(2,963)
Other long-term liabilities		(8,980)
Fair value of net assets acquired		36,024
Consideration transferred	18,476	54,500
Goodwill recognized	$ 18,476	$ 18,476